Total
KraneShares CICC China 5G and Technology Leaders Index ETF
KraneShares CICC China 5G and Technology Leaders Index ETF
KRANESHARES TRUST
KraneShares CICC China 5G and Technology Leaders Index ETF

Supplement dated November 19, 2020 to the currently effective Statutory Prospectus for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectus for the Funds.

1.	The following changes are made for KraneShares CICC China 5G and Technology Leaders Index ETF:

(a)	All references to the KraneShares CICC China 5G and Technology Leaders Index ETF (“KFVG”) are replaced with KraneShares CICC China 5G & Semiconductor Index ETF.

Investment Objective
The KraneShares CICC China 5G & Semiconductor Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the CICC China 5G and Semiconductor Leaders Index (the “Underlying Index”).

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	KraneShares CICC China 5G and Technology Leaders Index ETF KraneShares CICC China 5G and Technology Leaders Index ETF
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.79%
Fee Waiver	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.65%
[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.14% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2021, and may only be terminated prior thereto by the Board.

Principal Investment Strategie
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts, representing such components and securities underlying depositary receipts in the Underlying Index. The Underlying Index includes the stocks and depositary receipts of the top 30 companies by free-float market capitalization of Chinese companies engaged in 5G and Semiconductor-Related Industries (as defined below). The securities that are eligible for inclusion in the Underlying Index at each quarterly reconstitution include all types of publicly issued shares of companies that operate primarily in China, such as A-Shares, B-Shares, H-Shares, P-Chips and Red Chips, which are described below. Issuers eligible for inclusion must be classified by the Fuzzy Logic Industry Classification System as being in one of the following and related industries (collectively, “5G and Semiconductor-Related Industries”): Semiconductor Manufacturing, Semiconductor Equipment and Services, Manufacturing Equipment and Services, Internet and Data Services, Electronic Equipment Manufacturing, Electronic Components, Consumer Electronics, Computer Hardware and Storage, Communications Equipment and Commercial Electronics. Securities must have an average daily traded value of over $1 million.

The top 30 stocks with the highest ranking are included in the Underlying Index, weighted according to free-float market capitalization with a cap to limit stocks of individual companies to no more than 10% of the Underlying Index. The Underlying Index is reconstituted quarterly. At each quarterly reconstitution, (a) a single constituent cannot exceed 10% of the Underlying Index and (b) if 45% of the Underlying Index consists of companies that are more than 5% of the Underlying Index, the individual weights of companies that are above 5% will be adjusted until 45% of the Underlying Index consists of companies that are less than 5%. During this process, the weighting of companies below 5% of the Underlying Index also will be adjusted. In addition, to minimize turnover in the Underlying Index, new companies will not be added to the Underlying Index until they are ranked 25 or higher and existing components of the Underlying Index will not be removed until they are ranked below 35. A newly listed initial public offering (“IPO”) may be added to the Underlying Index prior to the quarterly reconstitution if the three-day average market capitalization is greater than $10 billion after the IPO starts trading on an exchange.
(e)	The sixth and seventh paragraphs of the “Principal Investment Strategies” section are deleted in their entirety and replaced with the following:

As of October 30, 2020, the Underlying Index included 30 securities of companies with a market capitalization range of approximately $5.1 billion to $56.9 billion and had an average market capitalization of approximately $19.2 billion. The Underlying Index is reconstituted quarterly.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of October 30, 2020, issuers in the information technology sector (100%) represented a significant portion of the Underlying Index. The Underlying Index includes securities of issuers engaged in 5G and Semiconductor-Related Industries, but its exposure to the various 5G and Semiconductor-Related Industries are not fixed and are subject to change.

Principal Risks
IPO Risk.
Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Fund. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.